EQUITY (Details) - Employees, Officers and Members [Member] $ / shares in Units, $ in Millions	1 Months Ended
	Jun. 29, 2020 USD ($)	Apr. 23, 2020 USD ($) shares $ / shares
Statement Line Items [Line Items]
Options granted to purchase ordinary shares | shares		1,274,379
Options granted, exercise price | $ / shares		$ 1.75
Fair value of options		$ 1.8
CEO [Member]
Statement Line Items [Line Items]
Fair value of options	$ 1.4